Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2016	2015

Buildings	$13,108,283	$13,480,382
Machinery	57,207,298	53,540,780
Vehicles	329,540	1,911,054
Plant and equipment	4,454,496	13,409,412
Software	83,221	97,151
Construction in progress	484,552	4,000,155
	75,667,390	86,438,934
Less: Accumulated depreciation	(24,602,825)	(21,178,480)

Property, plant and equipment, net	$51,064,565	$65,260,454